October 12, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Prudential Investment Portfolios, Inc. 15: Form N-1A Post-Effective Amendment No. 69 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 68 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-63394

Investment Company Act No. 811-02896

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios, Inc. 15 (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 69 to the Registration Statement under the 1933 Act and Amendment No. 68 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding two new share classes known as Class R2 and Class R4 to the prospectus and statement of additional information for Prudential High Yield Fund (the “Fund”) which is a series of the Company. The Company intends to file a subsequent post-effective amendment on or before December 12, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Company is part of the Prudential family of mutual funds. A number of the funds within the fund family either have recently or intend in the near future to file substantially identical post-effective amendments to their registration statements in order to add Class R2 and Class R4 shares by year-end 2017, and each fund’s prospectus and statement of additional information will contain substantially identical disclosures with respect to Class R2 and Class R4 shares.

In addition to this filing for the Fund, on September 28, 2017, post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Jennison Growth Fund, a series of Prudential Investment Portfolios, Inc. Securities Act Registration No. 033-61997; Investment Company Act Registration No. 811-07343.
•	Prudential Jennison Small Company Fund, Inc. Securities Act Registration No. 002-68723; Investment Company Act Registration No. 811-03084.

In addition, on October 5, 2017 post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Total Return Bond Fund, a series of Prudential Investment Portfolios, Inc. 17. Securities Act Registration No. 33-55441; Investment Company Act Registration No. 811-07215.
•	Prudential QMA Small-Cap Value Fund, a series of The Target Portfolio Trust. Securities Act Registration No. 33-50476; Investment Company Act File No. 811-07064.

In addition, on October 10, 2017 post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Global Total Return Fund, a series of Prudential Global Total Return Fund, Inc. Securities Act Registration No. 33-63943; Investment Company Act Registration No. 811-04661.
•	Prudential QMA Mid-Cap Value Fund, a series of Prudential Investment Portfolios, Inc. 10. Securities Act Registration No. 333-119741; Investment Company Act File No. 811-08085.

In addition, on October 11, 2017 post-effective amendments containing substantially identical disclosures with respect to Class R2 and Class R4 shares were filed pursuant to Rule 485(a) for the following funds for the purpose of adding Class R2 and Class R4 shares:

•	Prudential Global Real Estate Fund, a series of Prudential Investment Portfolios 12. Securities Act Registration No. 333-42705; Investment Company Act Registration No. 811-08565.
•	Prudential Short-Term Corporate Bond Fund, a series of Prudential Short-Term Corporate Bond Fund, Inc. Securities Act Registration No. 33-22363; Investment Company Act Registration No. 811-05594.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

                                                           Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

                                                           Assistant Secretary